Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Disclosure of detailed information about key management personnel
Key management personnel compensation is summarized as follows:

	2023	2022
Short-term employee benefits(1)	$3,257	$2,891
Share-based compensation(2)	2,552	2,285
	$5,809	$5,176
(1)Includes annual salaries and short-term incentives.
(2)Includes annual stock option grants, DSUs, RSUs, and PSUs.